Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Redeemable Convertible Preferred Stock Series A [Member]	Redeemable Convertible Preferred Stock Series B [Member]	Redeemable Convertible Preferred Stock Series B-1 [Member]
Balance at the beginning before retroactive application of recapitalization at Dec. 31, 2019	$ (47,795)	$ 5	$ 3,319	$ 10	$ (51,129)
Balance at the beginning before retroactive application of recapitalization (in Shares) at Dec. 31, 2019		4,530,115
Balance at the beginning before retroactive application of recapitalization at Dec. 31, 2019						$ 55,700
Balance at the beginning before retroactive application of recapitalization (in Shares) at Dec. 31, 2019						55,700,000
Retroactive application of recapitalization at Dec. 31, 2019	55,700	$ 19	55,681
Retroactive application of recapitalization (in Shares) at Dec. 31, 2019		18,922,317
Retroactive application of recapitalization at Dec. 31, 2019						$ (55,700)
Retroactive application of recapitalization (in Shares) at Dec. 31, 2019						(55,700,000)
Balance at the beginning at Dec. 31, 2019	7,905	$ 24	59,000	10	(51,129)
Balance at the beginning (in Shares) at Dec. 31, 2019		23,452,432
Issuance of redeemable convertible preferred stock, net of issuance costs							$ 29,761	$ 51,083
Issuance of redeemable convertible preferred stock, net of issuance costs, (in Shares)							22,686,025	27,152,255
Retroactive application of recapitalization	29,761	$ 8	29,753
Retroactive application of recapitalization (in Shares)		7,706,861
Retroactive application of recapitalization							$ (29,761)	$ (51,083)
Retroactive application of recapitalization (in Shares)							(22,686,025)	(27,152,255)
Retroactive application of recapitalization	51,083	$ 8	51,075
Retroactive application of recapitalization (in Shares)		9,224,122
Vesting of restricted common stock awards	12		12
Exercise of stock options	40		40
Exercise of stock options, (in Shares)		27,813
Repurchases of restricted common stock awards, (in Shares)		(39,095)
Stock based compensation expense	1,764		1,764
Other comprehensive loss	7			7
Net loss	(51,972)				(51,972)
Balance at the ending at Dec. 31, 2020	38,600	$ 40	141,644	17	(103,101)
Balance at the ending (in Shares) at Dec. 31, 2020		40,372,133
Issuance of redeemable convertible preferred stock, net of issuance costs							$ 29,990
Issuance of redeemable convertible preferred stock, net of issuance costs, (in Shares)							22,686,025
Retroactive application of recapitalization	29,990	$ 8	29,982
Retroactive application of recapitalization (in Shares)		7,706,861
Retroactive application of recapitalization							$ (29,990)
Retroactive application of recapitalization (in Shares)							(22,686,025)
Vesting of restricted common stock awards	6		6
Shares issued in Business Combination and PIPE Financing, net of issuance costs	326,277	$ 39	326,238
Shares issued in Business Combination and PIPE Financing, net of issuance costs (in Shares)		38,880,436
Exercise of stock options	$ 1,058	$ 1	1,057
Exercise of stock options, (in Shares)	638,754	638,754
Stock based compensation expense	$ 7,833		7,833
Other comprehensive loss	(782)			(782)
Net loss	(58,235)				(58,235)
Balance at the ending at Dec. 31, 2021	$ 344,747	$ 88	$ 506,760	$ (765)	$ (161,336)
Balance at the ending (in Shares) at Dec. 31, 2021		87,598,184